Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Revenue From Contract With Customer [Abstract]
Summary of Consolidated Net Revenues Disaggregated by Product Group, Geographical Region of Shipment and Nature	The following tables present the Company’s consolidated net revenues disaggregated by geographical region of shipment and nature.

	Year ended
	December 31, 2020	December 31, 2019	December 31, 2018
Net revenues by geographical region of shipment(1)
EMEA	1,966	2,265	2,478
Americas	1,165	1,351	1,264
Asia Pacific	7,088	5,940	5,922
Total revenues	10,219	9,556	9,664
Net revenues by nature
Revenues from sale of products	10,049	9,381	9,461
Revenues from sale of services	132	148	151
Other revenues	38	27	52
Total revenues	10,219	9,556	9,664
Net revenues by market channel(2)
Original Equipment Manufacturers (“OEM”)	7,411	6,720	6,325
Distribution	2,808	2,836	3,339
Total revenues	10,219	9,556	9,664

(1)

Net revenues by geographical region of shipment are classified by location of customer invoiced or reclassified by shipment destination in line with customer demand.  For example, products ordered by U.S.-based companies to be invoiced to Asia Pacific affiliates are classified as Asia Pacific revenues.

(2)

Original Equipment Manufacturers (“OEM”) are the end-customers to which the Company provides direct marketing application engineering support, while Distribution customers refers to the distributors and representatives that the Company engages to distribute its products around the world.